Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Life Insurance Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense	$ (19)		$ (3)
Accrued interest payable and other liabilities Total	$ 191		210
401 (k) plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of amount allowable under federal tax regulations	25.00%
Percentage of compensation contributed under federal tax regulations	8.00%
Benefit plan expense	$ 57		49
Salary Continuation Agreement [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefit plan expense	10		10
Accrued interest payable and other liabilities Total	203		$ 218
Annual benefit for 20 years	$ 25
Duration of Annual benefit	20 years
Multi-employer pension plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability		$ 36		$ 53
CFBank's contributions		$ 32		42
Funded status		96.54%			94.90%
Total contributions made to Pentegra DB Plan				$ 153,186	$ 163,138
Percentage of amount allowable under federal tax regulations				5.00%	5.00%